Net Loss From Continuing Operations - Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Short-term employee benefits	$ 67,029	$ 64,761	$ 69,806
Defined contribution plans	2,667	2,719	3,064
Termination benefits	2,736	94	2,546
Share-based payments	11,644	26,324	37,907
Total employee benefits expense	84,076	93,898	113,323
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	31,597	26,418	29,668
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	12,293	15,532	21,580
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	14,751	23,816	27,684
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	$ 25,435	$ 28,132	$ 34,391